SEGMENT INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Geographical information
Total	$ 201,504	$ 106,574
PRC
Geographical information
Total	197,323	101,123
Other countries
Geographical information
Total	$ 4,181	$ 5,451